Regulatory Capital - Summary of Risk Weighted Assets for Credit Risk (RWACPAD) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Exposure Weighted by Credit Risk (RWACPAD )	R$ 660,516	R$ 669,284
Derivatives-Changes in the Counterparty Credit Quality	6,417	6,168
Derivatives-Future Potential Gain b) Per Type:	5,457	5,937
Securities [Member]
Disclosure of credit risk exposure [line items]
Derivatives - Future Potential Gain Per Type	45,629	45,741
Loan Operations - Retail [Member]
Disclosure of credit risk exposure [line items]
Derivatives - Future Potential Gain Per Type	114,141	114,481
Loan Operations - Non-Retail [Member]
Disclosure of credit risk exposure [line items]
Derivatives - Future Potential Gain Per Type	240,815	247,911
Joint Liabilities - Retail [Member]
Disclosure of credit risk exposure [line items]
Derivatives - Future Potential Gain Per Type	172	205
Joint Liabilities - Non-Retail [Member]
Disclosure of credit risk exposure [line items]
Derivatives - Future Potential Gain Per Type	45,405	47,108
Loan Commitments - Retail [Member]
Disclosure of credit risk exposure [line items]
Derivatives - Future Potential Gain Per Type	31,058	27,504
Loan Commitments - Non-Retail [Member]
Disclosure of credit risk exposure [line items]
Derivatives - Future Potential Gain Per Type	9,017	10,234
Other Exposures [Member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Derivatives - Future Potential Gain Per Type	174,279	176,100
FPR at 2% [Member]
Disclosure of credit risk exposure [line items]
Per Weighting Factor, FPR	92	105
FPR at 20% [Member]
Disclosure of credit risk exposure [line items]
Per Weighting Factor, FPR	7,674	8,011
FPR at 35% [Member]
Disclosure of credit risk exposure [line items]
Per Weighting Factor, FPR	15,900	12,056
FPR at 50% [Member]
Disclosure of credit risk exposure [line items]
Per Weighting Factor, FPR	42,896	44,251
FPR at 75% [Member]
Disclosure of credit risk exposure [line items]
Per Weighting Factor, FPR	145,376	142,194
FPR at 85% [Member]
Disclosure of credit risk exposure [line items]
Per Weighting Factor, FPR	75,673	82,494
FPR at 100% [Member]
Disclosure of credit risk exposure [line items]
Per Weighting Factor, FPR	320,976	325,890
FPR at 250% [Member]
Disclosure of credit risk exposure [line items]
Per Weighting Factor, FPR	34,053	33,213
FPR at 300% [Member]
Disclosure of credit risk exposure [line items]
Per Weighting Factor, FPR	3,906	7,357
FPR up to 1250% [Member]
Disclosure of credit risk exposure [line items]
Per Weighting Factor, FPR	R$ 2,096	R$ 1,608